                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue,
         Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:


/s/ Glenn M. Hofsess                    Greenwich, CT   5/14/12
-------------------------------------   -------------   -------
               (Name)                   (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           80 items
Form 13F Information Table Value Total:     $515,205
                                          (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           ITEM 1                ITEM 2       ITEM 3    ITEM 4     ITEM 5            ITEM 6    ITEM 7    ITEM 8
---------------------------- -------------- --------- ---------- ----------        ---------- -------- ----------
                                                         TOTAL                                           VOTING     VOTING
                                                          FMV       TOTAL          INVESTMENT   OTHER   AUTHORITY  AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X $1,000)   SHARES   SH/PRN DISCRETION MANAGERS    SOLE       NONE
---------------------------- -------------- --------- ---------- ---------- ------ ---------- -------- ---------- ----------
1ST UNITED BANCORP INC FLA   COM            33740N105      2,244    370,902 SHS    SOLE       NONE        370,902          0
ACE LTD                      SHS            H0023R105      5,626     76,862 SHS    SOLE       NONE          9,269     67,593
ALLSTATE CORP                COM            020002101     16,018    486,579 SHS    SOLE       NONE         82,982    403,597
AMERICAN EXPRESS CO          COM            025816109      6,434    111,200 SHS    SOLE       NONE              0    111,200
AMERICAN INTL GROUP INC      COM NEW        026874784     19,999    648,700 SHS    SOLE       NONE        111,500    537,200
AMERICAN RIVER BANKSHARES    COM            029326105      5,046    638,770 SHS    SOLE       NONE        638,770          0
AMERIPRISE FINL INC          COM            03076C106      2,142     37,500 SHS    SOLE       NONE              0     37,500
ANNALY CAP MGMT INC          COM            035710409      1,596    100,878 SHS    SOLE       NONE              0    100,878
AON CORP                     COM            037389103     11,065    225,539 SHS    SOLE       NONE         40,499    185,040
AVALONBAY CMNTYS INC         COM            053484101      1,891     13,380 SHS    SOLE       NONE              0     13,380
AXIS CAPITAL HOLDINGS        SHS            G0692U109      5,376    162,071 SHS    SOLE       NONE         61,718    100,353
BANK OF AMERICA CORPORATION  COM            060505104      8,271    864,248 SHS    SOLE       NONE              0    864,248
BANK OF NEW YORK MELLON CORP COM            064058100      3,381    140,100 SHS    SOLE       NONE              0    140,100
BB&T CORP                    COM            054937107      6,375    203,100 SHS    SOLE       NONE        109,500     93,600
BERKLEY W R CORP             COM            084423102      1,673     46,306 SHS    SOLE       NONE              0     46,306
BLACKROCK INC                COM            09247X101      3,117     15,211 SHS    SOLE       NONE              0     15,211
BOSTON PROPERTIES INC        COM            101121101      2,249     21,424 SHS    SOLE       NONE              0     21,424
BRIDGE CAP HLDGS             COM            108030107      2,060    153,049 SHS    SOLE       NONE        153,049          0
BROWN & BROWN INC            COM            115236101      3,297    138,658 SHS    SOLE       NONE              0    138,658
CAPITAL ONE FINL CORP        COM            14040H105      8,700    156,090 SHS    SOLE       NONE         43,140    112,950
CHARTER FINL CORP WEST PT GA COM            16122M100      2,649    295,700 SHS    SOLE       NONE        295,700          0
CHUBB CORP                   COM            171232101     11,790    170,602 SHS    SOLE       NONE         24,666    145,936
CITIGROUP INC                COM NEW        172967424     10,315    282,210 SHS    SOLE       NONE              0    282,210
CITIZENS SOUTH BKG CP DEL    COM            176682102      1,902    418,110 SHS    SOLE       NONE        418,110          0
CME GROUP INC                COM            12572Q105      3,481     12,030 SHS    SOLE       NONE          3,443      8,587

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
COMERICA INC                 COM            200340107      8,030    248,160 SHS    SOLE       NONE        116,792    131,368
EATON VANCE CORP             COM NON VTG    278265103        501     17,542 SHS    SOLE       NONE              0     17,542
EQUITY RESIDENTIAL           SH BEN INT     29476L107      2,625     41,926 SHS    SOLE       NONE              0     41,926
EVEREST RE GROUP LTD         COM            G3223R108      1,725     18,644 SHS    SOLE       NONE         10,970      7,674
FIFTH THIRD BANCORP          COM            316773100     23,607  1,680,825 SHS    SOLE       NONE        670,450  1,010,375
FIRST MIDWEST BANCORP DEL    COM            320867104     15,830  1,321,370 SHS    SOLE       NONE        848,053    473,317
FLUSHING FINL CORP           COM            343873105      3,590    266,742 SHS    SOLE       NONE        266,742          0
FRANKLIN RES INC             COM            354613101      2,719     21,925 SHS    SOLE       NONE              0     21,925
FULTON FINL CORP PA          COM            360271100      4,863    463,111 SHS    SOLE       NONE        139,811    323,300
GALLAGHER ARTHUR J & CO      COM            363576109     10,245    286,651 SHS    SOLE       NONE         42,851    243,800
GOLDMAN SACHS GROUP INC      COM            38141G104      6,534     52,535 SHS    SOLE       NONE              0     52,535
HARTFORD FINL SVCS GROUP INC COM            416515104        801     38,000 SHS    SOLE       NONE              0     38,000
HERITAGE FINL CORP WASH      COM            42722X106      8,510    625,746 SHS    SOLE       NONE        625,746          0
HERITAGE FINL GROUP INC      COM            42726X102      2,955    250,000 SHS    SOLE       NONE        250,000          0
HERITAGE OAKS BANCORP        COM            42724R107      2,472    485,561 SHS    SOLE       NONE        485,561          0
HOWARD HUGHES CORP           COM            44267D107        506      7,923 SHS    SOLE       NONE          7,923          0
INVESCO LTD                  SHS            G491BT108      1,701     63,773 SHS    SOLE       NONE              0     63,773
INVESTORS BANCORP INC        COM            46146P102      6,496    432,500 SHS    SOLE       NONE        432,500          0
JPMORGAN CHASE & CO          COM            46625H100     21,374    464,857 SHS    SOLE       NONE              0    464,857
KEYCORP NEW                  COM            493267108      7,023    826,178 SHS    SOLE       NONE        442,601    383,577
MARSH & MCLENNAN COS INC     COM            571748102      9,865    300,848 SHS    SOLE       NONE         32,048    268,800
MB FINANCIAL INC NEW         COM            55264U108     17,854    850,585 SHS    SOLE       NONE        420,180    430,405
METLIFE INC                  COM            59156R108     10,672    285,735 SHS    SOLE       NONE         32,300    253,435
MIDSOUTH BANCORP INC         COM            598039105      4,337    318,911 SHS    SOLE       NONE        318,911          0
MORGAN STANLEY               COM NEW        617446448      3,857    196,365 SHS    SOLE       NONE              0    196,365
NASDAQ OMX GROUP INC         COM            631103108      3,859    148,995 SHS    SOLE       NONE         51,059     97,936
NEW YORK CMNTY BANCORP INC   COM            649445103      8,313    597,630 SHS    SOLE       NONE        597,630          0
NORTHERN TR CORP             COM            665859104      1,348     28,400 SHS    SOLE       NONE              0     28,400
NYSE EURONEXT                COM            629491101      2,815     93,818 SHS    SOLE       NONE         33,904     59,914
OCEANFIRST FINL CORP         COM            675234108      1,906    133,876 SHS    SOLE       NONE        133,876          0
OLD LINE BANCSHARES INC      COM            67984M100      2,927    278,788 SHS    SOLE       NONE        278,788          0
PARTNERRE LTD                COM            G6852T105      2,401     35,373 SHS    SOLE       NONE         10,307     25,066
PLATINUM UNDERWRITER HLDGS L COM            G7127P100      5,157    141,299 SHS    SOLE       NONE         46,037     95,262
PNC FINL SVCS GROUP INC      COM            693475105     18,785    291,289 SHS    SOLE       NONE         89,427    201,862
PRICE T ROWE GROUP INC       COM            74144T108      1,537     23,533 SHS    SOLE       NONE              0     23,533

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
PROGRESSIVE CORP OHIO        COM            743315103     16,572    714,914 SHS    SOLE       NONE        137,888    577,026
PRUDENTIAL FINL INC          COM            744320102         63      1,000 SHS    SOLE       NONE              0      1,000
PUBLIC STORAGE               COM            74460D109      2,929     21,202 SHS    SOLE       NONE              0     21,202
RENAISSANCERE HOLDINGS LTD   COM            G7496G103      1,040     13,735 SHS    SOLE       NONE         13,735          0
SCHWAB CHARLES CORP NEW      COM            808513105      6,247    434,695 SHS    SOLE       NONE         64,095    370,600
SEI INVESTMENTS CO           COM            784117103        414     20,000 SHS    SOLE       NONE              0     20,000
SIMON PPTY GROUP INC NEW     COM            828806109      1,665     11,432 SHS    SOLE       NONE              0     11,432
SOUTHWEST BANCORP INC OKLA   COM            844767103      4,527    491,000 SHS    SOLE       NONE        491,000          0
STATE STR CORP               COM            857477103      3,772     82,900 SHS    SOLE       NONE              0     82,900
STERLING BANCORP             COM            859158107      8,904    928,495 SHS    SOLE       NONE        928,495          0
STERLING FINL CORP WASH      COM NEW        859319303      5,721    274,007 SHS    SOLE       NONE        274,007          0
SUNTRUST BKS INC             COM            867914103     19,621    811,781 SHS    SOLE       NONE        138,899    672,882
TD AMERITRADE HLDG CORP      COM            87236Y108      1,699     86,071 SHS    SOLE       NONE         39,971     46,100
TOMPKINS FINANCIAL CORPORATI COM            890110109        601     15,000 SHS    SOLE       NONE         15,000          0
US BANCORP DEL               COM NEW        902973304     13,192    416,400 SHS    SOLE       NONE              0    416,400
VIEWPOINT FINL GROUP INC MD  COM            92672A101      5,349    347,800 SHS    SOLE       NONE        347,800          0
WASHINGTON FED INC           COM            938824909      2,719    161,560 SHS    SOLE       NONE        161,560          0
WELLS FARGO & CO NEW         COM            949746101     28,977    848,780 SHS    SOLE       NONE        135,983    712,797
WEST COAST BANCORP ORE NEW   COM NEW        952145209     11,634    614,922 SHS    SOLE       NONE        614,922          0
ZIONS BANCORPORATION         COM            989701107      5,116    238,410 SHS    SOLE       NONE        238,410          0
                                                         515,205 23,662,737                            12,349,480 11,313,257